Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,124,000
Previously Paid Amount	0.00
Total Fee Amount	3,055.32
Total Offset Amount	0.00
Net Fee	3,055.32
Narrative - Max Aggregate Offering Price	$ 22,124,000
Final Prospectus	true